UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-08031
SELIGMAN VALUE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Large-Cap Value Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (8.9%)
General Dynamics Corp.	130,000		$10,036,000
Honeywell International, Inc.	250,000		11,317,500
United Technologies Corp.	130,000		9,569,300

Total			30,922,800

Capital Markets (2.1%)
Morgan Stanley	248,000		7,263,920

Chemicals (5.1%)
EI du Pont de Nemours & Co.	250,000		9,310,000
Praxair, Inc.	100,000		8,300,000

Total			17,610,000

Commercial Banks (2.9%)
US Bancorp	390,000		10,093,200

Communications Equipment (2.7%)
Juniper Networks, Inc.	300,000	(b)	9,204,000

Diversified Financial Services (7.8%)
Bank of America Corp.	770,000		13,744,500
JPMorgan Chase & Co.	295,000		13,201,250

Total			26,945,750

Food & Staples Retailing (5.5%)
Costco Wholesale Corp.	140,000		8,359,400
Wal-Mart Stores, Inc.	190,000		10,564,000

Total			18,923,400

Food Products (5.4%)
Tyson Foods, Inc., Class A	970,000		18,575,500

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	150,000		8,730,000

Health Care Providers & Services (2.7%)
Humana, Inc.	200,000	(b)	9,354,000

Independent Power Producers & Energy Traders (2.2%)
The AES Corp.	700,000	(b)	7,700,000

Insurance (12.9%)
MetLife, Inc.	210,000		9,101,400
Prudential Financial, Inc.	160,000		9,680,000
The Travelers Companies, Inc.	150,000		8,091,000
Unum Group	720,000		17,834,400

Total			44,706,800

Issuer	Shares	Value(a)
Multiline Retail (5.8%)
JC Penney Co., Inc.	350,000	11,259,500
Nordstrom, Inc.	220,000	8,987,000

Total		20,246,500

Oil, Gas & Consumable Fuels (12.7%)
Chevron Corp.	110,000	8,341,300
ConocoPhillips	156,000	7,982,520
Marathon Oil Corp.	250,000	7,910,000
The Williams Companies, Inc.	450,000	10,395,000
Valero Energy Corp.	500,000	9,850,000

Total		44,478,820

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	345,000	9,211,500

Road & Rail (5.1%)
CSX Corp.	160,000	8,144,000
Union Pacific Corp.	130,000	9,529,000

Total		17,673,000

Specialty Retail (8.2%)
Lowe’s Companies, Inc.	360,000	8,726,400
The Gap, Inc.	420,000	9,706,200
The Sherwin-Williams Co.	150,000	10,152,000

Total		28,584,600

Tobacco (4.8%)
Altria Group, Inc.	425,000	8,721,000
Philip Morris International, Inc.	150,000	7,824,000

Total		16,545,000

Total Common Stocks (Cost: $295,116,865)		$346,768,790

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	245,672	(c)	$245,672

Total Money Market Fund (Cost: $245,672)			$245,672

Total Investments in Securities (Cost: $295,362,537)(d)			$347,014,462

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(d)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $295,363,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,275,000
Unrealized depreciation	(7,624,000)

Net unrealized appreciation	$51,651,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$346,768,790	$—	$—	$346,768,790

Total Equity Securities	346,768,790	—	—	346,768,790

Other
Affiliated Money Market Fund (b)	245,672	—	—	245,672

Total Other	245,672	—	—	245,672

Total	$347,014,462	$—	$—	$347,014,462

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Seligman Smaller-Cap Value Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.4%)
Cubic Corp.	317,006		$11,412,216

Airlines (8.3%)
Continental Airlines, Inc., Class B	845,000	(b)	18,564,650
Delta Air Lines, Inc.	1,380,000	(b)	20,134,200

Total			38,698,850

Beverages (2.6%)
Central European Distribution Corp.	355,000	(b)	12,428,550

Chemicals (1.8%)
Minerals Technologies, Inc.	165,000		8,553,600

Commercial Services & Supplies (4.2%)
The Brink’s Co.	300,000		8,469,000
Waste Connections, Inc.	337,800	(b)	11,471,688

Total			19,940,688

Communications Equipment (3.2%)
F5 Networks, Inc.	245,000	(b)	15,069,950

Construction & Engineering (2.5%)
The Shaw Group, Inc.	340,000	(b)	11,702,800

Containers & Packaging (2.5%)
Owens-Illinois, Inc.	325,000	(b)	11,550,500

Diversified Consumer Services (3.2%)
Sotheby’s	490,000	(d)	15,234,100

Electrical Equipment (8.0%)
Belden, Inc.	475,000		13,043,500
EnerSys	500,000	(b)	12,330,000
Thomas & Betts Corp.	305,000	(b)	11,968,200

Total			37,341,700

Energy Equipment & Services (4.5%)
Exterran Holdings, Inc.	410,000	(b)	9,909,700
TETRA Technologies, Inc.	930,000	(b)	11,364,600

Total			21,274,300

Food Products (3.2%)
Smithfield Foods, Inc.	730,000	(b)	15,140,200

Health Care Equipment & Supplies (1.0%)
Analogic Corp.	110,000		4,700,300

Health Care Providers & Services (2.9%)
Select Medical Holdings Corp.	163,895	(b)	1,383,274
WellCare Health Plans, Inc.	415,034	(b)	12,368,013

Total			13,751,287

Issuer	Shares		Value(a)

Health Care Technology (2.4%)
Eclipsys Corp.	560,000	(b)	11,132,800

Hotels, Restaurants & Leisure (5.1%)
Penn National Gaming, Inc.	360,000	(b)	10,008,000
Texas Roadhouse, Inc.	1,020,100	(b)	14,169,189

Total			24,177,189

Insurance (15.8%)
Aspen Insurance Holdings Ltd.	445,000	(c)	12,833,800
Endurance Specialty Holdings Ltd.	314,000	(c)	11,665,100
Infinity Property & Casualty Corp.	250,000		11,360,000
Lincoln National Corp.	530,000		16,270,999
Primerica, Inc.	26,915	(b)	403,725
The Hanover Insurance Group, Inc.	266,000	(d)	11,600,260
WR Berkley Corp.	380,000		9,914,200

Total			74,048,084

IT Services (2.0%)
CACI International, Inc., Class A	194,784	(b)	9,515,198

Machinery (3.0%)
Mueller Industries, Inc.	370,000		9,912,300
Navistar International Corp.	97,000	(b)	4,338,810

Total			14,251,110

Multiline Retail (0.9%)
Fred’s Inc., Class A	370,000		4,432,600

Personal Products (2.9%)
Herbalife Ltd.	300,000	(c)	13,836,000

Professional Services (1.9%)
School Specialty, Inc.	383,900	(b)	8,718,369

Semiconductors & Semiconductor Equipment (8.7%)
Cypress Semiconductor Corp.	1,117,989	(b)	12,856,874
ON Semiconductor Corp.	1,725,000	(b)	13,800,000
Varian Semiconductor Equipment Associates, Inc.	420,000	(b)	13,910,400

Total			40,567,274

Software (5.2%)
Lawson Software, Inc.	1,620,000	(b)	10,708,200
Quest Software, Inc.	770,000	(b)	13,698,300

Total			24,406,500

Transportation Infrastructure (2.0%)
Aegean Marine Petroleum Network, Inc.	329,000	(c)	9,337,020

Total Common Stocks (Cost: $329,022,733)			$471,221,185

Investments of Cash Collateral Received for Securities on Loan (2.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	11,704,316	$11,704,316

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,704,316)		$11,704,316

Total Investments in Securities (Cost: $340,727,049)(e)		$482,925,501

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.13% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $340,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$144,033,000
Unrealized depreciation	(1,834,000)

Net unrealized appreciation	$142,199,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$471,221,185	$—	$—	$471,221,185

Total Equity Securities	471,221,185	—	—	471,221,185

Other
Investments of Cash Collateral Received for Securities on Loan (b)	11,704,316	—	—	11,704,316

Total Other	11,704,316	—	—	11,704,316

Total	$482,925,501	$—	$—	$482,925,501

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Value Fund Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date May 26, 2010